Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares Inc
Entity Central Index Key	0000930667
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000087836
Shareholder Report [Line Items]
Fund Name	iShares MSCI USA Equal Weighted ETF
Trading Symbol	EUSA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI USA Equal Weighted ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Equal Weighted ETF	$5	0.09%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
4.88%	13.52%	12.96%	9.85%
MSCI USA Index...
6.49	18.55	16.81	12.92
MSCI USA Equal Weighted Index...
4.97	13.69	13.06	9.97

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 1,247,576,963
Holdings Count | Holding	580
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,247,576,963
Number of Portfolio Holdings...
580
Portfolio Turnover Rate...
16%

Holdings [Text Block]

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
15.9%
Financials...
15.5
Information Technology...
14.7
Health Care...
12.3
Consumer Discretionary...
9.1
Consumer Staples...
7.0
Real Estate...
6.6
Utilities...
5.4
Materials...
5.2
Energy...
4.2
Communication Services...
4.1

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Aflac, Inc...
0.2%
MetLife, Inc...
0.2
American International Group, Inc...
0.2
Assurant, Inc...
0.2
Molina Healthcare, Inc...
0.2
Cincinnati Financial Corp...
0.2
Berkshire Hathaway, Inc., Class B...
0.2
Merck & Co., Inc...
0.2
Baxter International, Inc...
0.2
Fidelity National Financial, Inc...
0.2